Condensed consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities
Result before tax		€ 6,373	€ 4,609
Adjusted for:
– Depreciation and amortisation		331	328
– Addition to loan loss provisions		559	250
– Revaluations		(80)	87
– Exchange rate differences and other.		1,858	14
Taxation paid		(1,307)	(1,073)
Changes in:
– Loans and advances to banks, not available on demand		(5,222)	(1,520)
– Deposits from banks, not payable on demand		(6,181)	(27,423)
– Trading assets		(12,975)	(5,955)
– Trading liabilities		(3,485)	987
– Loans and advances to customers		(13,819)	(4,727)
– Customer deposits		41,652	36,962
– Non-trading derivatives		(647)	691
– Assets designated at fair value through profit or loss		769	25
– Assets mandatorily at fair value through profit or loss		(14,427)	(22,651)
– Other assets		(1,200)	(1,745)
– Other financial liabilities at fair value through profit or loss		11,874	23,033
– Provisions and other liabilities		1,875	2,599
Net cash flow from/(used in) operating activities		5,948	4,491
Investments and advances:
- Associates and joint ventures		(22)	(31)
– Property and equipment		(172)	(89)
Disposals and redemptions:
– Associates and joint ventures		44	41
– Property and equipment		24	14
Net cash flow from/(used in) investing activities		(6,532)	(5,806)
Cash flows from financing activities
Proceeds from debt securities		65,628	45,645
Repayments of debt securities		(50,636)	(21,543)
Proceeds from issuance of subordinated loans		2,385	2,225
Repayments of subordinated loans		(1,970)	(2,127)
Repayments of principal portion of lease liabilities		(136)	(96)
Purchase of treasury shares		(1,573)	(187)
Dividends paid		(2,750)	(1,705)
Net cash flow from/(used in) financing activities		10,948	22,212
Net cash flow		10,364	20,897
Cash and cash equivalents at beginning of the period		93,012	95,391	€ 95,391
Effect of exchange rate changes on cash and cash equivalents		(1,366)	(1,071)
Cash and cash equivalents at end of the period		102,010	115,217	93,012
Cash and cash equivalents
Treasury bills and other eligible bills		23	21
Deposits from banks		(8,498)	(8,506)
Loans and advances to banks		13,412	10,065
Cash and balances with central banks		97,073	113,636	90,214
Cash and cash equivalents at end of year		102,010	115,217	€ 93,012
Supplemental cash flow information
Interest received		28,958	24,312
Interest paid		(20,119)	(15,074)
Interest received (paid)		8,839	9,238
Dividend received	[1]	68	62
Dividend paid		(2,750)	(1,705)
Other investments purchased
Investments and advances:
– Other investments		(152)	(115)
Other investments disposed
Disposals and redemptions:
– Other investments		10	2
- Financial assets at fair value through other comprehensive income
Investments and advances:
- Financial assets at fair value through other comprehensive income		(11,040)	(11,548)
- Securities at amortised cost		(11,040)	(11,548)
Disposals and redemptions:
- Financial assets at fair value through other comprehensive income		5,921	6,069
- Securities at amortised cost		5,921	6,069
- Securities at amortised cost
Investments and advances:
- Financial assets at fair value through other comprehensive income		(48,584)	(25,403)
- Securities at amortised cost		(48,584)	(25,403)
Disposals and redemptions:
- Financial assets at fair value through other comprehensive income		47,439	25,253
- Securities at amortised cost		€ 47,439	€ 25,253

[1]	Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventures. Dividends paid and received from trading positions have been included.